COMMITMENTS AND CONTINGENCIES (Narrative)(Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Royalty rates for current and fiscal year onward	5.00%
Percentage of original sum as increased repayment	300.00%
Additional royalty rate	1.00%
Grants received	$ 24,341	$ 22,940
Royalties paid or accrued to OCS	7,926	6,670
Royalty expense	1,255	1,019	$ 787
Contingent liability	23,959	$ 22,605
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Lien amount	750
Non-cancelable purchase obligations amount	$ 9,588
Minimum [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Royalty rates	3.50%
Maximum [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Royalty rates	5.00%
Royalties payable, percent of grants received	100.00%